Securities (Schedule Of Investments' Gross Unrealized Losses and Fair Value Aggregated by Security Type and Lengthof Time That Individual Securities Have Been in a Continuous Unrealized Loss Position) (Details) - USD ($)
$ in Thousands
	Dec. 31, 2017	Dec. 31, 2016
US Treasury Securities [Member]
Schedule of Investments [Line Items]
Less than 12 Months, Fair Value		$ 1,997
Less than 12 Months, Unrealized Losses		(8)
12 Months or More, Fair Value	$ 1,998
12 Months or More, Unrealized Losses	(3)
Total, Fair Value	1,998	1,997
Total, Unrealized Losses	(3)	(8)
States and Political Subdivisions [Member]
Schedule of Investments [Line Items]
Less than 12 Months, Fair Value	17,310	90,109
Less than 12 Months, Unrealized Losses	(228)	(3,362)
12 Months or More, Fair Value	44,948	205
12 Months or More, Unrealized Losses	(829)	(6)
Total, Fair Value	62,258	90,314
Total, Unrealized Losses	(1,057)	(3,368)
Corporate Obligations [Member]
Schedule of Investments [Line Items]
Less than 12 Months, Fair Value		6,895
Less than 12 Months, Unrealized Losses		(180)
12 Months or More, Fair Value	6,859
12 Months or More, Unrealized Losses	(95)
Total, Fair Value	6,859	6,895
Total, Unrealized Losses	(95)	(180)
Mortgage-backed Securities-Government Sponsored Entities [Member]
Schedule of Investments [Line Items]
Less than 12 Months, Fair Value	22,250	152,614
Less than 12 Months, Unrealized Losses	(320)	(3,912)
12 Months or More, Fair Value	125,846	9,967
12 Months or More, Unrealized Losses	(3,942)	(308)
Total, Fair Value	148,096	162,581
Total, Unrealized Losses	(4,262)	(4,220)
Total Debt Securities [Member]
Schedule of Investments [Line Items]
Less than 12 Months, Fair Value	39,560	251,615
Less than 12 Months, Unrealized Losses	(548)	(7,462)
12 Months or More, Fair Value	179,651	10,172
12 Months or More, Unrealized Losses	(4,869)	(314)
Total, Fair Value	219,211	261,787
Total, Unrealized Losses	$ (5,417)	$ (7,776)